Property, plant and equipment - Summary of Property, plant and equipment (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	₨ 747,066		₨ 678,600
Charge for the year	23,503	$ 250	18,941	₨ 15,628
Property, plant and equipment	809,882	8,631	747,066	678,600
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	846,856		759,854	605,021
Additions during the year	125,990		102,944	182,648
Acquisition through business combination	82
Disposals and adjustments during the year	(41,680)		(15,942)	(27,815)
Exchange differences	8
Property, plant and equipment	931,256		846,856	759,854
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	99,789		81,254	66,666
Charge for the year	23,503		18,941	15,628
Depreciation capitalised during the year	427		570	369
Disposals and adjustments during the year	(2,345)			(1,409)
Disposals during the year			(976)
Property, plant and equipment	121,374		99,789	81,254
Freehold Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	14,309		14,225
Property, plant and equipment	14,623	156	14,309	14,225
Freehold Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	14,309		14,225	13,881
Additions during the year	370		273	597
Disposals and adjustments during the year	(56)		(189)	(253)
Property, plant and equipment	14,623		14,309	14,225
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	585,536		503,441
Property, plant and equipment	671,052	7,152	585,536	503,441
Plant and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	684,532		584,123	476,679
Additions during the year	1,103		857	9,579
Acquisition through business combination	49
Disposals and adjustments during the year	(40,049)		(15,710)	(27,544)
Transfer/Capitalised during the year	145,651		115,262	125,409
Exchange differences	5
Property, plant and equipment	791,291		684,532	584,123
Plant and equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	98,996		80,682	66,270
Charge for the year	23,434		18,860	15,526
Depreciation capitalised during the year	127		407	283
Disposals and adjustments during the year	(2,318)			(1,397)
Disposals during the year			(953)
Property, plant and equipment	120,239		98,996	80,682
Building
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,713		1,317
Property, plant and equipment	4,764	51	4,713	1,317
Building | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,869		1,401	130
Transfer/Capitalised during the year	222		3,468	1,271
Property, plant and equipment	5,091		4,869	1,401
Building | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	156		84	37
Charge for the year	13		16	15
Depreciation capitalised during the year	158		56	32
Property, plant and equipment	327		156	84
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	13		18
Property, plant and equipment	39	0	13	18
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	149		149	143
Additions during the year	35			6
Disposals and adjustments during the year	(3)
Property, plant and equipment	181		149	149
Leasehold improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	136		131	125
Charge for the year	3		2	4
Depreciation capitalised during the year	6		3	2
Disposals and adjustments during the year	(3)
Property, plant and equipment	142		136	131
Office equipments
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	80		88
Property, plant and equipment	130	1	80	88
Office equipments | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	185		176	113
Additions during the year	84		26	69
Acquisition through business combination	12
Disposals and adjustments during the year	(11)		(17)	(6)
Exchange differences	1
Property, plant and equipment	271		185	176
Office equipments | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	105		88	69
Charge for the year	14		11	17
Depreciation capitalised during the year	22		14	6
Disposals and adjustments during the year				(4)
Disposals during the year			(8)
Property, plant and equipment	141		105	88
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	87		75
Property, plant and equipment	137	1	87	75
Furniture and fixtures | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	153		129	91
Additions during the year	58		26	40
Acquisition through business combination	12
Disposals and adjustments during the year	(3)		(2)	(2)
Exchange differences	1
Property, plant and equipment	221		153	129
Furniture and fixtures | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	66		54	44
Charge for the year	13		9	8
Depreciation capitalised during the year	6		4	2
Disposals and adjustments during the year	(1)
Disposals during the year			(1)
Property, plant and equipment	84		66	54
Computers
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	288		271
Property, plant and equipment	189	2	288	271
Computers | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	618		486	261
Additions during the year	37		156	235
Acquisition through business combination	9
Disposals and adjustments during the year	(35)		(24)	(10)
Exchange differences	1
Property, plant and equipment	630		618	486
Computers | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	330		215	121
Charge for the year	26		43	58
Depreciation capitalised during the year	108		86	44
Disposals and adjustments during the year	(23)			(8)
Disposals during the year			(14)
Property, plant and equipment	441		330	215
Capital work in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	142,040		159,165
Property, plant and equipment	118,948	$ 1,268	142,040	159,165
Capital work in progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	142,040		159,165	113,723
Additions during the year	124,303		101,606	172,122
Disposals and adjustments during the year	(1,523)
Transfer/Capitalised during the year	(145,873)		(118,730)	(126,680)
Property, plant and equipment	₨ 118,948		₨ 142,040	₨ 159,165